LIQUIDITY AND CAPITAL RESOURCES (Details Narrative) $ in Thousands										1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 27, 2025 USD ($)	Jun. 09, 2025 USD ($)	Apr. 02, 2025 USD ($)	Mar. 11, 2025 USD ($)	Oct. 29, 2024 USD ($)	Sep. 24, 2024 USD ($)	Jan. 11, 2024 USD ($)	Dec. 15, 2023 USD ($)	Jul. 14, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Mar. 20, 2025 USD ($)	Nov. 01, 2024 USD ($)	Aug. 05, 2024 USD ($)	Dec. 08, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 05, 2023 USD ($)	Oct. 31, 2022 USD ($) ft²
LiquidityAndCapitalResourcesLineItems [Line Items]
Cash											$ 3,047		$ 7,575	$ 3,047		$ 1,729	$ 7,575
Accumulated deficit											244,126		186,981	244,126		231,536	186,981
Net loss											1,240	$ 26,604		12,582	$ 38,780	44,539	21,668
Gain (Loss) on Extinguishment of Debt											$ (734)	$ 22,440		(734)	22,440	22,440
Net cash used in operating activities														5,869	12,291	15,836	20,408
Area of premises | ft²																								45,500
Letter of credit																				$ 4,100				$ 4,100
Restricted cash													4,100				4,100							$ 4,100
Proceeds from sale of shares and warrants	$ 190	$ 5,921	$ 1,090											7,201
Proceeds received from the convertible notes financing							$ 1,405	$ 7,788	$ 8,715						1,405	1,405	16,503
Convertible notes, net													6,773				6,773
Non-cash expense														5,800
Proceeds from common stock														4,929		$ 1,137
Financing Agreement [Member]
LiquidityAndCapitalResourcesLineItems [Line Items]
Proceeds from issuance of private placement										$ 3,900
Proceeds from common stock										$ 1,100
Convertible Debt [Member]
LiquidityAndCapitalResourcesLineItems [Line Items]
Proceeds received from the convertible notes financing				$ 5,000
Convertible notes, net				1,500														$ 800			$ 1,500
Aggregate principal amount																					$ 1,500
Convertible Debt [Member] | Two Promissory Note [Member]
LiquidityAndCapitalResourcesLineItems [Line Items]
Aggregate principal amount				2,300
Repayments of notes including accrued interest														$ 2,300
Convertible Debt [Member] | Subsequent Event [Member]
LiquidityAndCapitalResourcesLineItems [Line Items]
Proceeds received from the convertible notes financing				5,000
Convertible notes, net				1,500
Aggregate principal amount				$ 1,500
Convertible Debt [Member]
LiquidityAndCapitalResourcesLineItems [Line Items]
Proceeds received from the convertible notes financing					$ 1,100	$ 3,900	$ 1,400						$ 16,500
Maximum [Member]
LiquidityAndCapitalResourcesLineItems [Line Items]
Aggregate gross purchase price																			$ 1,000
Lincoln Park Capital Fund LLC [Member]
LiquidityAndCapitalResourcesLineItems [Line Items]
Common stock shares issued and sold (in shares) | shares																	14,000
Proceeds from sale of shares and warrants																	$ 300
Lincoln Park Capital Fund LLC [Member] | Maximum [Member]
LiquidityAndCapitalResourcesLineItems [Line Items]
Aggregate gross purchase price																						$ 10,000	$ 10,000